Document and Entity Information	12 Months Ended
Mar. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2013
Registrant Name	PRUDENTIAL JENNISON 20/20 FOCUS FUND
Central Index Key	0001052118
Amendment Flag	false
Document Creation Date	Mar. 28, 2013
Document Effective Date	Mar. 28, 2013
Prospectus Date	Mar. 28, 2013